COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF LEASE EXPENSE, OTHER INFORMATION AND CASH FLOWS
The components of lease expense were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2020	2021	2020	2021
Fixed operating lease costs	$2,693	$5,011	$5,063	$8,790
Variable operating lease costs	704	1,374	1,427	2,452
Short-term lease costs	307	356	313	610
Total lease costs	$3,704	$6,741	$6,803	$11,852
Other information related to our operating leases was as follows:

	December 31,	June 30,
	2020	2021
Weighted-average remaining lease term	5.41 years	5.23 years
Weighted-average discount rate	7.02%	6.21%
Cash flows related to leases were as follows:

	Six Months Ended June 30,
(in thousands)	2020	2021
Operating cash flows:
Payments for operating lease liabilities	$9,609	$1,070
Supplemental cash flow data:
Lease liabilities arising from obtaining right-of-use assets	$14,902	$31,693

The components of lease expense were as follows:

	Year Ended December 31,
(in thousands)	2019	2020
Fixed operating lease costs	$5,422	$11,420
Variable operating lease costs	1,078	3,009
Short-term lease costs	1,188	1,222
Total lease costs	$7,688	$15,651
Other information related to our operating leases was as follows:

	Year Ended December 31,
	2019	2020
Weighted-average remaining lease term	5.11 years	5.41 years
Weighted-average discount rate	7.47%	7.02%
Cash flows related to leases were as follows:

	Year Ended December 31,
(in thousands)	2019	2020
Operating cash flows:
Payments for operating lease liabilities	$4,755	$12,781
Supplemental cash flow data:
Lease liabilities arising from obtaining right-of-use assets	$14,816	$25,958

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS
Future minimum lease payments under non-cancellable operating leases (with initial lease terms in excess of one year) as of June 30, 2021 are as follows:

(in thousands)
Remainder of 2021	$8,975
2022	25,150
2023	22,841
2024	18,291
2025	17,239
Thereafter	22,270
Total undiscounted lease payments	114,766
Less: imputed interest	(17,965)
Less: lease incentives	(10,051)
Total lease liabilities	$86,750

Future minimum lease payments under non-cancellable operating leases (with initial lease terms in excess of one year) as of December 31, 2020 are as follows:

(in thousands)
2021	$12,159
2022	16,590
2023	13,779
2024	10,688
2025	9,932
Thereafter	9,724
Total undiscounted lease payments	72,872
Less: present value discount	(12,675)
Less: lease incentives	(6,116)
Total lease liabilities	$54,081